DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Derivative [Line Items]
(Loss) gain on derivatives	$ (2,900)	$ (1,500)	$ (3,400)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other, net	Other, net	Other, net
Cumulative gain (loss) related to cash flow hedges		$ (5,500)
Cash flow hedge, gain (loss), before reclassification after tax	$ (5,100)	7,300
Cash flow hedge, gain (loss), reclassification after tax	(9,200)	15,500
Net gain on derivatives	4,077	(8,207)	$ 3,165
Net loss on derivatives	(1,400)
Foreign currency forward option contracts | Designated as hedging instrument | Hedging instrument for revenue
Derivative [Line Items]
Notional value	$ 111,800	213,300
Maturity term or less	10 months
Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 26,300	$ 14,900
Maturity term or less	3 months